LOANS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Construction	$ 3,780	$ 2,122
Land	2,021	2,362
Farm	1,567	1,644
Nonresidential real estate	22,118	21,945
Commercial and industrial	1,782	2,080
Consumer and other, Loans on deposits	2,262	2,564
Consumer and other, Home equity	5,477	5,359
Consumer and other, Automobile	73	64
Consumer and other, Unsecured	605	638
Loans Receivable, Recorded Investment	248,027	249,161
Undisbursed portion of loans in process	(2,753)	(952)
Deferred loan origination costs, net	109	52
Allowance for loan losses	(1,568)	(1,473)	$ (1,310)
Loans receivable - net, Carrying Value	243,815	246,788
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	191,721	193,381
Allowance for loan losses	(1,058)	(999)	(871)
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	16,621	14,002
Allowance for loan losses	$ (93)	$ (74)	$ (63)